Estimated Aggregate Amortization Expenses for Intangible Assets Due to Acquisition of SANYO Electric Co., Ltd. (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259
SANYO Electric Co., Ltd.
Expected Amortization Expense [Line Items]
2012	2,219
2013	2,219
2014	203
2015	203
2016	¥ 203